Non-controlling interests (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
Non-current assets	¥ 348,051,801	¥ 277,873,123
Current assets	48,537,710	36,966,616
Non-current liabilities	(133,024,419)	(82,456,751)
Current liabilities	(155,950,488)	(130,196,251)
Carrying amount of NCI	19,973,038	16,183,742
Revenue	152,459,444	113,814,236	[1]	¥ 128,904,873	[1]
Net (loss) /profit	1,584,207	10,347,987		17,259,107
Total comprehensive (loss) /income	998,993	10,833,271		18,414,967
(Loss) /profit allocated to NCI	4,371	1,827,560		3,607,174
Other comprehensive (loss) /income allocated to NCI	(28,496)	484
Cash flow from operating activities	29,197,363	31,510,824		42,362,708
Cash flow from investment activities	(31,748,825)	(17,649,646)		(33,015,012)
Cash flow from financing activities	4,013,180	(13,601,850)		(14,140,659)
Net increase/ (decrease) in cash and cash equivalents	¥ 1,471,889	¥ 332,251		¥ (4,760,117)
Qinbei Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 10,553,775	¥ 11,210,604
Current assets	1,738,000	1,472,192
Non-current liabilities	(3,053,535)	(2,206,586)
Current liabilities	(5,821,543)	(6,475,340)
Net assets	3,416,697	4,000,870
Carrying amount of NCI	1,380,594	1,614,264
Revenue	4,587,612	5,006,349
Net (loss) /profit	(169,261)	457,311
Total comprehensive (loss) /income	(169,261)	457,311
(Loss) /profit allocated to NCI	(67,704)	182,924
Other comprehensive (loss) /income allocated to NCI	0	0
Cash flow from operating activities	970,585	1,400,042
Cash flow from investment activities	(252,441)	(312,604)
Cash flow from financing activities	(613,010)	(1,247,836)
Net increase/ (decrease) in cash and cash equivalents	105,134	(160,398)
Dividends paid to NCI	¥ 150,000	¥ 433,090
Beijing Cogeneration [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	59.00%	59.00%
Non-current assets	¥ 6,841,918	¥ 5,821,110
Current assets	1,257,485	1,041,957
Non-current liabilities	(394,590)	(152,911)
Current liabilities	(2,501,516)	(1,665,750)
Net assets	5,203,297	5,044,406
Carrying amount of NCI	3,050,283	2,928,015
Revenue	4,262,547	4,476,729
Net (loss) /profit	541,602	788,899
Total comprehensive (loss) /income	541,602	788,899
(Loss) /profit allocated to NCI	319,545	465,450
Other comprehensive (loss) /income allocated to NCI	0	0
Cash flow from operating activities	1,071,888	973,352
Cash flow from investment activities	(1,190,093)	(540,151)
Cash flow from financing activities	70,299	(344,718)
Net increase/ (decrease) in cash and cash equivalents	(49,605)	88,518
Dividends paid to NCI	¥ 532,966	¥ 687,679
Luohuang Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 4,055,507	¥ 3,966,880
Current assets	887,225	864,069
Non-current liabilities	(242,944)	(284,064)
Current liabilities	(2,064,897)	(1,601,236)
Net assets	2,634,891	2,945,649
Carrying amount of NCI	1,032,938	1,157,242
Revenue	2,303,079	2,436,586
Net (loss) /profit	(60,758)	122,508
Total comprehensive (loss) /income	(60,758)	122,508
(Loss) /profit allocated to NCI	(24,303)	49,003
Other comprehensive (loss) /income allocated to NCI	0	0
Cash flow from operating activities	195,282	550,346
Cash flow from investment activities	(383,004)	(189,599)
Cash flow from financing activities	156,483	(319,643)
Net increase/ (decrease) in cash and cash equivalents	(31,239)	41,104
Dividends paid to NCI	¥ 0	¥ 120,000
Weihai Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 4,664,868	¥ 4,988,112
Current assets	633,012	508,493
Non-current liabilities	(81,048)	(104,952)
Current liabilities	(2,462,363)	(2,504,410)
Net assets	2,754,469	2,887,243
Carrying amount of NCI	1,101,787	1,154,897
Revenue	3,421,115	3,217,209
Net (loss) /profit	324,335	507,900
Total comprehensive (loss) /income	324,335	507,900
(Loss) /profit allocated to NCI	129,734	203,160
Other comprehensive (loss) /income allocated to NCI	0	0
Cash flow from operating activities	681,568	1,045,828
Cash flow from investment activities	(231,142)	(273,117)
Cash flow from financing activities	(405,196)	(786,471)
Net increase/ (decrease) in cash and cash equivalents	45,230	(13,760)
Dividends paid to NCI	¥ 160,000	¥ 366,983
Jinling Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 5,049,079	¥ 5,426,759
Current assets	494,312	649,446
Non-current liabilities	(1,541,444)	(1,773,332)
Current liabilities	(1,854,441)	(1,835,090)
Net assets	2,147,506	2,467,783
Carrying amount of NCI	859,024	987,135
Revenue	3,423,688	3,734,108
Net (loss) /profit	269,949	655,568
Total comprehensive (loss) /income	269,949	655,568
(Loss) /profit allocated to NCI	107,980	262,227
Other comprehensive (loss) /income allocated to NCI	0	0
Cash flow from operating activities	731,714	1,293,565
Cash flow from investment activities	(47,518)	(37,274)
Cash flow from financing activities	(680,226)	(1,255,955)
Net increase/ (decrease) in cash and cash equivalents	3,970	336
Dividends paid to NCI	¥ 179,023	¥ 308,923
Yueyang Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	45.00%	45.00%
Non-current assets	¥ 4,875,004	¥ 4,958,325
Current assets	987,812	826,089
Non-current liabilities	(1,042,093)	(1,150,021)
Current liabilities	(2,590,470)	(1,828,581)
Net assets	2,230,253	2,805,812
Carrying amount of NCI	1,019,016	1,260,591
Revenue	3,149,190	2,716,817
Net (loss) /profit	47,224	243,913
Total comprehensive (loss) /income	47,224	243,913
(Loss) /profit allocated to NCI	21,251	109,761
Other comprehensive (loss) /income allocated to NCI	0	0
Cash flow from operating activities	426,437	568,379
Cash flow from investment activities	(242,288)	(62,622)
Cash flow from financing activities	(191,231)	(521,249)
Net increase/ (decrease) in cash and cash equivalents	(7,082)	(15,492)
Dividends paid to NCI	¥ 65,675	¥ 0
Shidongkou Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	50.00%	50.00%
Non-current assets	¥ 3,712,623	¥ 3,917,340
Current assets	494,073	380,641
Non-current liabilities	(731,640)	(1,055,640)
Current liabilities	(1,919,701)	(1,584,142)
Net assets	1,555,355	1,658,199
Carrying amount of NCI	777,678	829,099
Revenue	2,117,052	1,915,915
Net (loss) /profit	164,557	297,211
Total comprehensive (loss) /income	164,557	297,211
(Loss) /profit allocated to NCI	82,278	148,606
Other comprehensive (loss) /income allocated to NCI	0	0
Cash flow from operating activities	311,668	890,615
Cash flow from investment activities	(93,434)	(258,892)
Cash flow from financing activities	(384,317)	(462,075)
Net increase/ (decrease) in cash and cash equivalents	(166,083)	169,648
Dividends paid to NCI	¥ 133,700	¥ 273,900
Yangliuqing Cogeneration [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	45.00%	45.00%
Non-current assets	¥ 2,541,803	¥ 2,654,085
Current assets	497,441	563,023
Non-current liabilities	(205,205)	(224,373)
Current liabilities	(869,071)	(991,614)
Net assets	1,964,968	2,001,121
Carrying amount of NCI	883,340	899,609
Revenue	2,010,872	1,773,869
Net (loss) /profit	121,853	177,447
Total comprehensive (loss) /income	121,853	177,447
(Loss) /profit allocated to NCI	54,834	79,851
Other comprehensive (loss) /income allocated to NCI	0	0
Cash flow from operating activities	334,842	295,547
Cash flow from investment activities	(64,179)	(197,600)
Cash flow from financing activities	(288,299)	(58,293)
Net increase/ (decrease) in cash and cash equivalents	(17,586)	39,616
Dividends paid to NCI	¥ 71,103	128,857
Shandong Power [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	20.00%
Non-current assets	¥ 47,665,952
Current assets	6,891,086
Non-current liabilities	(19,681,891)
Current liabilities	(18,695,005)
Net assets	16,180,142
Carrying amount of NCI	4,697,283
Revenue	22,566,737
Net (loss) /profit	(800,622)
Total comprehensive (loss) /income	(943,860)
(Loss) /profit allocated to NCI	(287,923)
Other comprehensive (loss) /income allocated to NCI	(28,648)
Cash flow from operating activities	3,848,712
Cash flow from investment activities	(3,967,060)
Cash flow from financing activities	(282,625)
Net increase/ (decrease) in cash and cash equivalents	(402,950)
Dividends paid to NCI	220,321
Other individually immaterial subsidiaries [member]
Disclosure of the information relating to each of the Company and subsidiaries that have material non-controlling interests [line items]
Carrying amount of NCI	5,171,095	5,352,890
(Loss) /profit allocated to NCI	(331,321)	326,578
Other comprehensive (loss) /income allocated to NCI	¥ 152	¥ 484

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.